Earnings per share	12 Months Ended
Mar. 31, 2020
Disclosure of Earnings per share [Abstract]
Earnings per share [text block]
29.	Earnings per share

The calculation of basic earnings per share for the years ended March 31, 2020, 2019 and 2018 is based on the profit / (loss) attributable to ordinary shareholders of ₹ 705,599, ₹ 1,068,703 and ₹ 923,401 respectively and a weighted average number of shares outstanding of 179,180,285, 154,330,243 and 150,417,470 respectively, calculated as follows:

	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
Net profit – as reported	705,377	1,068,703	923,401

Weighted average number of shares – basic	179,180,285	154,330,243	150,417,470
Basic earnings per share	3.94	6.92	6.14

Weighted average number of shares – diluted	180,643,177	155,757,426	151,064,039
Diluted earnings per share	3.90	6.86	6.11

Weighted average number of ordinary shares basic

	Year ended March 31,
	2020	2019	2018
Issued fully paid ordinary shares at April 01, 2019	179,144,347	53,684,647	53,530,787
Effect of shares issued on exercise of stock options	35,938	226,075	11,683
Effect of partly paid shares	-	100,419,521	9,687,5000
Weighted average number of equity shares and equivalent shares outstanding	179,180,285	154,330,243	150,417,470

Weighted average number of ordinary shares diluted

	Year ended March 31,
	2020	2019	2018
Weighted average number of ordinary shares (basic)	179,180,285	154,330,243	150,417,470
Effect of stock options (Note 1)	1,462,892	1,427,183	646,569
Weighted average number of equity shares outstanding (diluted)	180,643,177	155,757,426	151,064,039

Note 1: The Group has issued Associated Stock Options (ASOP 2014 - Refer Note 27) of which 11,056,100 options are outstanding as at March 31, 2020. These could potentially dilute basic earnings per share in the future.